Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Service revenues				$ 45	$ 45	$ 449
Revenue, Product and Service [Extensible Enumeration]	Service [Member]	Service [Member]	Service [Member]	Service [Member]
OPERATING EXPENSES
Cost of revenues				$ (14)	(14)	(94)
Research and development	(3,251)	(1,945)	(9,050)	(4,994)	(7,257)	(3,798)
In-process research and development						(876)
General and administrative	(3,970)	(5,041)	(10,122)	(13,477)	(15,902)	(6,163)
Total operating expenses	(7,221)	(6,986)	(19,172)	(18,485)	(23,173)	(10,931)
Loss from operations	(7,221)	(6,986)	(19,172)	(18,440)	(23,128)	(10,482)
OTHER INCOME (EXPENSES), NET
Series B convertible preferred stock financing costs – related party			(2,680)
Loss on extinguishment of debt from conversion of CCNP to SAFE						(738)
Grant income	693		2,273
Gain on extinguishment of debt			(471)			675
Other income (expense), net	(8)	4	(29)	8	(5)	9
Total other expenses, net	5,208	1,632	(1,796)	783	(2,288)	(440)
LOSS BEFORE INCOME TAXES	(2,013)	(5,354)	(20,968)	(17,657)	(25,416)	(10,922)
Income tax provision	(11)	(1)	(19)	(14)	(11)	(11)
NET LOSS	$ (2,024)	$ (5,355)	$ (20,987)	$ (17,671)	$ (25,427)	$ (10,933)
Net loss per share basic	$ (0.14)	$ (0.63)	$ (1.98)	$ (2.08)	$ (1.24)	$ (0.55)
Net loss per share diluted	$ (0.14)	$ (0.63)	$ (1.98)	$ (2.08)	$ (1.24)	$ (0.55)
Weighted average common shares outstanding basic	14,310,000	8,566,000	10,601,000	8,482,000	20,433	19,748
Weighted average common shares outstanding diluted	14,310,000	8,566,000	10,601,000	8,482,000	20,433	19,748
Nonrelated Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense	$ (101)	$ (8)	$ (266)	$ (27)	$ (42)	$ (50)
Change in fair value of debt and SAFE instruments — related party	845	1,084	(1,255)	409	(1,887)	523
Gain on extinguishment of debt	(139)		(139)
Related Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense	(223)	(21)	(581)	(33)	(116)	(564)
Change in fair value of debt and SAFE instruments — related party	4,473	573	1,213	426	$ (238)	$ (295)
Gain on extinguishment of debt	$ (332)		$ (332)